Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q1PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 9
Templeton International Bond Fund 16
Templeton Sustainable Emerging Markets Bond Fund 22
Notes to Schedules of Investments 27

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 77.8%
Australia 13.7%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 265,064,000 AUD $ 141,017,701
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 47,530,780
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 124,850,000 AUD 65,865,719
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 241,968,000 AUD 120,878,578
Treasury Corp. of Victoria ,
a
Senior Bond , Reg S, 2.25% , 9/15/33 217,346,000 AUD 115,859,544
Senior Bond , 2.25% , 11/20/34 ..... 141,082,000 AUD 72,696,941
563,849,263
Brazil 7.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 353,884,000 BRL 70,435,912
10% , 1/01/31 .................. 480,994,000 BRL 92,440,954
10% , 1/01/33 .................. 203,346,000 BRL 38,678,143
F , 10% , 1/01/29 ................ 605,916,000 BRL 118,570,524
320,125,533
Colombia 6.8%
Colombia Titulos de Tesoreria ,
B , 6% , 4/28/28 ................. 5,149,800,000 COP 1,187,629
B , 7.75% , 9/18/30 .............. 295,978,800,000 COP 70,025,358
B , 7% , 3/26/31 ................. 110,158,200,000 COP 24,603,027
B , 7% , 6/30/32 ................. 107,691,000,000 COP 23,348,524
B , 13.25% , 2/09/33 ............. 248,870,000,000 COP 75,923,927
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 31,409,900
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 7,773,180
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 47,286,540
281,558,085
Germany 2.7%
a
Bundesobligation , Reg S, 10/18/24 ... 33,025,000 EUR 34,947,598
a
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 71,665,000 EUR 76,207,215
111,154,813
Ghana 1.7%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 115,913,466 GHS 5,748,211
PIK, 8.5% , 2/15/28 .............. 183,991,471 GHS 8,137,225
PIK, 8.65% , 2/13/29 ............. 184,262,812 GHS 7,393,785
PIK, 5% , 2/12/30 ............... 184,534,352 GHS 6,842,858
PIK, 8.95% , 2/11/31 ............. 164,272,083 GHS 5,695,412
PIK, 9.1% , 2/10/32 .............. 164,513,807 GHS 5,426,918
PIK, 9.25% , 2/08/33 ............. 164,755,710 GHS 5,224,195
PIK, 9.4% , 2/07/34 .............. 164,997,790 GHS 5,081,852
PIK, 9.55% , 2/06/35 ............. 165,240,048 GHS 4,986,492
PIK, 9.7% , 2/05/36 .............. 165,482,483 GHS 4,928,044
PIK, 9.85% , 2/03/37 ............. 165,725,097 GHS 4,898,383
PIK, 10% , 2/02/38 .............. 165,967,888 GHS 4,891,594
69,254,969

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 6.1%
India Government Bond ,
7.26% , 1/14/29 ................ 4,296,000,000 INR $ 52,001,671
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 157,224,953
Senior Bond , 7.18% , 8/14/33 ...... 2,615,000,000 INR 31,634,945
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 11,032,442
251,894,011
Indonesia 4.2%
Indonesia Government Bond ,
FR73 , 8.75% , 5/15/31 ........... 80,267,000,000 IDR 5,653,824
FR82 , 7% , 9/15/30 .............. 291,868,000,000 IDR 18,790,740
FR87 , 6.5% , 2/15/31 ............ 56,763,000,000 IDR 3,552,995
FR91 , 6.375% , 4/15/32 .......... 159,351,000,000 IDR 9,872,124
FR95 , 6.375% , 8/15/28 .......... 306,801,000,000 IDR 19,251,545
FR96 , 7% , 2/15/33 .............. 1,801,954,000,000 IDR 116,160,399
173,281,627
Israel 0.9%
a
Israel Government Bond , Senior Bond ,
Reg S, 1.5% , 1/16/29 ............ 39,686,000 EUR 38,279,503
Malaysia 8.2%
Malaysia Government Bond ,
4.181% , 7/15/24 ................ 43,630,000 MYR 9,243,660
4.059% , 9/30/24 ................ 126,740,000 MYR 26,879,399
3.882% , 3/14/25 ................ 188,040,000 MYR 39,940,159
3.955% , 9/15/25 ................ 28,830,000 MYR 6,144,802
3.9% , 11/30/26 ................. 226,950,000 MYR 48,579,181
3.892% , 3/15/27 ................ 19,290,000 MYR 4,127,090
3.502% , 5/31/27 ................ 30,640,000 MYR 6,474,842
3.899% , 11/16/27 ............... 691,620,000 MYR 148,041,761
4.498% , 4/15/30 ................ 97,744,000 MYR 21,489,568
3.582% , 7/15/32 ................ 134,410,000 MYR 27,880,786
338,801,248
Mexico 4.6%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 121,740,000 MXN 7,713,235
M , Senior Bond , 7.75% , 11/23/34 ... 378,250,000 MXN 20,361,681
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 2,352,480,000 MXN 126,089,368
M , Senior Bond , 8.5% , 11/18/38 .... 223,180,000 MXN 12,484,741
M , Senior Bond , 7.75% , 11/13/42 ... 480,400,000 MXN 24,554,096
191,203,121
Norway 2.9%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75% ,
3/13/25 ...................... 890,910,000 NOK 80,186,101
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 370,824,000 NOK 32,740,906
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 68,460,000 NOK 5,984,142
118,911,149

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 4.2%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 8,670,000 $ 7,226,553
Senior Bond , 2.252% , 9/29/32 ..... 22,130,000 15,855,090
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,645,070
Senior Bond , 6.4% , 2/14/35 ....... 91,380,000 86,521,240
Senior Bond , 6.875% , 1/31/36 ..... 11,770,000 11,504,230
Senior Bond , 8% , 3/01/38 ........ 47,410,000 49,785,709
172,537,892
Romania 2.8%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 30,630,000 32,815,849
Senior Bond , 144A, 6.375% , 1/30/34 64,940,000 65,968,974
Senior Bond , 144A, 6% , 5/25/34 .... 17,870,000 17,782,151
116,566,974
Singapore 4.9%
Singapore Government Bond ,
2.875% , 9/01/30 ................ 3,030,000 SGD 2,218,643
2.625% , 8/01/32 ................ 171,120,000 SGD 122,489,611
3.375% , 9/01/33 ................ 100,950,000 SGD 76,492,101
201,200,355
South Korea 4.8%
Korea Treasury Bonds ,
3.25% , 3/10/28 ................ 47,714,000,000 KRW 35,277,709
3.5% , 9/10/28 ................. 218,715,010,000 KRW 163,286,111
198,563,820
Uruguay 1.5%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 2,137,930,450 UYU 61,450,415
Total Foreign Government and Agency Securities (Cost $ 3,304,243,219 ) ...........
3,208,632,778
U.S. Government and Agency Securities 11.1%
United States 11.1%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 103,690,000 89,596,666
3.125%, 2/15/43 ................ 60,250,000 49,933,364
3.625%, 8/15/43 ................ 208,570,000 185,594,711
3.75%, 11/15/43 ................ 53,070,000 48,023,167
U.S. Treasury Notes , 3.5%, 2/15/33 ... 89,400,000 84,685,546
457,833,454
Total U.S. Government and Agency Securities (Cost $ 482,364,874 ) ................
457,833,454
Total Long Term Investments (Cost $ 3,786,608,093 ) .............................
3,666,466,232

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 160.00 JPY , Expires 6/25/24 .. 1 263,641,000 $ 265,509
265,509
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 132.90 JPY , Expires 8/13/24 .. 1 232,003,000 375,347
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 136.40 JPY , Expires 6/12/24 .. 1 263,641,000 211,723
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.30 JPY , Expires
9/12/24 ...................... 1 1,406,088,000 10,007,199
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 141.35 JPY , Expires 8/13/24 .. 1 703,047,000 4,406,051
15,000,320
Total Options Purchased (Cost $ 31,815,622 ) ....................................
15,265,829
Short Term Investments 9.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.2%
Germany 0.2%
a ,d
Germany Treasury Bills , Reg S, 9/18/24
7,401,000 EUR 7,851,222
Total Foreign Government and Agency Securities (Cost $ 7,899,551 ) ...............
7,851,222
Shares
Money Market Funds 8.8%
United States 8.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 362,626,992 362,626,992
Total Money Market Funds (Cost $ 362,626,992 ) .................................
362,626,992
a a a a a
Total Short Term Investments (Cost $ 370,526,543 ) ...............................
370,478,214
a a a
Total Investments (Cost $ 4,188,950,258 ) 98.3% ..................................
$4,052,210,275
Options Written (0.2) % .......................................................
(8,138,946)
Other Assets, less Liabilities 1.9% .............................................
81,607,069
Net Assets 100.0% ...........................................................
$4,125,678,398
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 154.00 JPY , Expires 6/25/24 .. 1 263,641,000 $ (1,319,186)
(1,319,186)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 135.90 JPY , Expires
9/12/24 ...................... 1 966,686,000 (3,426,950)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 137.30 JPY , Expires 8/13/24 .. 1 703,047,000 (2,261,677)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 141.20 JPY , Expires 6/12/24 .. 1 527,284,000 (1,131,133)
(6,819,760)
Total Options Written (Premiums received $ 16,788,631 ) ..........................
$ (8,138,946)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $677,032,563, representing 16.4% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security is adjusted for inflation.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 2,366,957,100 28,298,160 4/05/24 $ 87,032 $ —
Norwegian Krone ... MSCO Buy 994,800,000 90,670,458 4/10/24 963,286 —
Norwegian Krone ... MSCO Sell 351,920,000 32,793,790 4/10/24 377,478 —
Chilean Peso ...... HSBK Buy 20,032,700,000 20,678,916 4/12/24 — (239,532)
Indian Rupee ...... JPHQ Buy 1,590,808,500 18,985,208 4/15/24 86,445 —
Japanese Yen ...... BNDP Buy 41,246,625,520 288,930,739 4/15/24 — (15,932,524)
Japanese Yen ...... BOFA Buy 27,371,868,200 191,729,427 4/15/24 — (10,563,790)
Japanese Yen ...... BOFA Sell 27,371,868,200 187,225,923 4/15/24 6,060,286 —
Japanese Yen ...... DBAB Buy 34,368,107,310 240,613,878 4/15/24 — (13,142,373)
Japanese Yen ...... DBAB Sell 21,239,900,000 145,284,325 4/15/24 4,704,224 —
Japanese Yen ...... GSCO Buy 5,039,000,000 35,252,603 4/15/24 — (1,901,074)
Japanese Yen ...... MSCO Buy 78,168,007,755 534,648,439 4/15/24 — (17,279,410)
Japanese Yen ...... MSCO Sell 57,421,385,094 389,604,196 4/15/24 9,556,813 (6,390)
Chilean Peso ...... HSBK Buy 16,280,400,000 16,799,158 4/25/24 — (195,592)
Chilean Peso ...... JPHQ Buy 18,410,300,000 18,988,892 4/25/24 — (213,147)
Chilean Peso ...... JPHQ Buy 24,185,600,000 24,653,273 4/26/24 11,565 —
Thai Baht ......... HSBK Buy 1,167,858,000 33,102,551 6/12/24 — (956,592)
Thai Baht ......... CITI Buy 182,044,000 5,162,904 6/14/24 — (151,409)
Thai Baht ......... HSBK Buy 326,092,000 9,189,573 6/17/24 — (210,882)
Indian Rupee ...... CITI Buy 2,857,906,500 34,407,735 6/18/24 — (216,516)
Indian Rupee ...... JPHQ Buy 2,823,969,900 34,003,659 6/18/24 — (218,449)
Japanese Yen ...... MSCO Buy 23,666,100,000 167,587,950 6/20/24 — (9,326,492)
South Korean Won .. DBAB Buy 66,506,000,000 50,772,978 6/20/24 — (1,291,915)
Thai Baht ......... HSBK Buy 2,174,290,624 61,007,628 6/20/24 — (1,128,928)
Thai Baht ......... JPHQ Buy 464,383,000 13,123,096 6/20/24 — (334,258)
Thai Baht ......... HSBK Buy 724,263,000 20,242,119 6/21/24 — (295,083)
South Korean Won .. JPHQ Buy 16,182,300,000 12,392,253 7/16/24 — (335,663)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,497 9/03/24 7,939,899 —
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (8,753,191)
New Zealand Dollar . BOFA Buy 41,880,000 25,508,061 9/18/24 — (489,403)
New Zealand Dollar . JPHQ Buy 181,180,000 110,450,952 9/18/24 — (2,215,982)
South Korean Won .. HSBK Buy 268,263,000,000 205,942,684 9/19/24 — (5,361,634)
Thai Baht ......... JPHQ Buy 150,471,000 4,232,063 9/23/24 — (57,209)
Total Forward Exchange Contracts ................................................... $29,787,028 $(90,817,438)
Net unrealized appreciation (depreciation) ............................................ $(61,030,410)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 33 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 264,960,000 $ (16,385,916) $ — $ (16,385,916)
Receive Fixed 3.847% . Annual
Pay Floating 1-day
SOFR ............ Annual 8/31/33 172,660,000 (1,538,568) — (1,538,568)
Total Interest Rate Swap Contracts .................................... $(17,924,484) $ — $(17,924,484)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Global Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd. , A .... Broadline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd. , B .... Broadline Retail 50,014,925 —
—
Total Common Stocks (Cost $ 1,645,359 ) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,d ,e ,f
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,d ,e ,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,535 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 76.8%
Australia 5.1%
f
New South Wales Treasury Corp. ,
Senior Bond , Reg S, 1.75% , 3/20/34 992,000 AUD 498,821
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 630,000 AUD 332,362
f
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 8,782,000 AUD 4,387,174
Treasury Corp. of Victoria ,
f
Senior Bond , Reg S, 2.25% , 9/15/33 15,269,000 AUD 8,139,369
Senior Bond , 2.25% , 11/20/34 ..... 2,963,000 AUD 1,526,779
14,884,505
Brazil 9.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 35,530,000 BRL 7,071,775
10% , 1/01/31 .................. 31,491,000 BRL 6,052,171
10% , 1/01/33 .................. 17,206,000 BRL 3,272,728
F , 10% , 1/01/29 ................ 51,267,000 BRL 10,032,340
26,429,014
Colombia 3.1%
Colombia Titulos de Tesoreria ,
B , 7.25% , 10/18/34 ............. 1,149,800,000 COP 242,874
B , 6.25% , 7/09/36 .............. 5,108,000,000 COP 948,257
B , 9.25% , 5/28/42 .............. 34,365,000,000 COP 7,872,461
9,063,592
Dominican Republic 2.4%
f
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,020,237

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Dominican Republic (continued)
f
Dominican Republic Government Bond,
(continued)
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 $ 546,262
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,553,963
7,120,462
Ecuador 4.5%
f
Ecuador Government Bond , Senior
Bond , 144A, 3.5% , 7/31/35 ........ 25,206,000 13,332,590
Egypt 1.6%
f
Egypt Government Bond ,
Senior Bond , 144A, 8.75% , 9/30/51 . 3,680,000 2,987,700
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 1,708,189
4,695,889
Germany 2.9%
f
Bundesobligation , Reg S, 10/18/24 ... 1,855,000 EUR 1,962,992
f
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 6,076,000 EUR 6,461,104
8,424,096
Ghana 3.1%
d
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 15,920,445 GHS 789,503
PIK, 8.5% , 2/15/28 .............. 25,270,790 GHS 1,117,629
PIK, 8.65% , 2/13/29 ............. 25,044,097 GHS 1,004,927
PIK, 5% , 2/12/30 ............... 25,081,002 GHS 930,048
PIK, 8.95% , 2/11/31 ............. 22,738,871 GHS 788,370
PIK, 9.1% , 2/10/32 .............. 22,772,331 GHS 751,205
PIK, 9.25% , 2/08/33 ............. 22,805,816 GHS 723,144
PIK, 9.4% , 2/07/34 .............. 19,116,588 GHS 588,782
PIK, 9.55% , 2/06/35 ............. 19,144,656 GHS 577,733
PIK, 9.7% , 2/05/36 .............. 19,172,744 GHS 570,961
PIK, 9.85% , 2/03/37 ............. 19,200,853 GHS 567,525
PIK, 10% , 2/02/38 .............. 19,228,983 GHS 566,738
8,976,565
Hungary 5.3%
Hungary Government Bond ,
1% , 11/26/25 .................. 1,004,400,000 HUF 2,517,851
3% , 10/27/27 .................. 273,100,000 HUF 663,148
4.75% , 11/24/32 ................ 5,126,900,000 HUF 12,300,850
15,481,849
India 5.0%
India Government Bond , Senior Bond ,
7.26% , 8/22/32 ................ 1,219,000,000 INR 14,773,797
Indonesia 4.7%
Indonesia Government Bond ,
FR59 , 7% , 5/15/27 .............. 41,308,000,000 IDR 2,646,005
FR87 , 6.5% , 2/15/31 ............ 10,451,000,000 IDR 654,165
FR91 , 6.375% , 4/15/32 .......... 29,340,000,000 IDR 1,817,673
FR95 , 6.375% , 8/15/28 .......... 82,071,000,000 IDR 5,149,897

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR96 , 7% , 2/15/33 .............. 56,621,000,000 IDR $ 3,649,992
13,917,732
Kazakhstan 2.2%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 297,400,000 KZT 655,745
15.35% , 11/18/27 ............... 50,500,000 KZT 125,494
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 680,900,000 KZT 1,433,019
15.3% , 3/03/29 ................ 252,400,000 KZT 639,910
10.55% , 7/28/29 ................ 101,000,000 KZT 215,361
14% , 5/12/31 .................. 60,600,000 KZT 149,285
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 1,297,176
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,998,040
6,514,030
Malaysia 9.8%
Malaysia Government Bond ,
3.478% , 6/14/24 ................ 1,758,000 MYR 371,554
4.181% , 7/15/24 ................ 14,730,000 MYR 3,120,768
4.059% , 9/30/24 ................ 19,180,000 MYR 4,067,752
3.882% , 3/14/25 ................ 14,090,000 MYR 2,992,751
3.955% , 9/15/25 ................ 5,335,000 MYR 1,137,098
3.502% , 5/31/27 ................ 1,320,000 MYR 278,942
3.899% , 11/16/27 ............... 77,940,000 MYR 16,683,113
28,651,978
Mexico 4.6%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 9,610,000 MXN 608,873
M , Senior Bond , 7.75% , 11/23/34 ... 29,910,000 MXN 1,610,094
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 158,380,000 MXN 8,488,928
M , Senior Bond , 8.5% , 11/18/38 .... 17,630,000 MXN 986,226
M , Senior Bond , 7.75% , 11/13/42 ... 37,940,000 MXN 1,939,181
13,633,302
Mongolia 1.7%
f
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 4,370,000 3,712,316
Senior Note , 144A, 5.125% , 4/07/26 . 200,000 193,593
Senior Note , 144A, 3.5% , 7/07/27 .. 1,380,000 1,245,097
5,151,006
Norway 4.6%
f
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 128,667,000 NOK 11,360,306
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 23,754,000 NOK 2,076,356
13,436,662

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama 2.7%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 $ 1,050,980
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 4,719,818
Senior Bond , 6.875% , 1/31/36 ..... 2,150,000 2,101,452
7,872,250
Sri Lanka 0.9%
e ,f
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 3,160,000 1,872,171
Senior Bond , 144A, 6.75% , 4/18/28 . 460,000 272,509
Senior Bond , 144A, 7.85% , 3/14/29 . 659,000 390,432
2,535,112
Supranational 3.6%
g
Asian Development Bank ,
Senior Note , 11.75% , 7/24/24 ...... 24,954,000,000 COP 6,465,365
Senior Note , 11.2% , 1/31/25 ....... 16,141,000,000 COP 4,171,885
10,637,250
Total Foreign Government and Agency Securities (Cost $ 235,259,340 ) ............
225,531,681
U.S. Government and Agency Securities 7.9%
United States 7.9%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 17,510,000 15,130,076
3.75%, 11/15/43 ................ 8,960,000 8,107,925
23,238,001
Total U.S. Government and Agency Securities (Cost $ 24,357,482 ) .................
23,238,001
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 308,202,716 ) ...............................
248,769,682
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.3%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 160.00 JPY , Expires 6/25/24 .. 1 15,096,000 15,203
15,203

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 132.90 JPY , Expires 8/13/24 .. 1 13,285,000 $ 21,493
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 136.40 JPY , Expires 6/12/24 .. 1 15,096,000 12,123
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.30 JPY , Expires
9/12/24 ...................... 1 80,513,000 573,015
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 141.35 JPY , Expires 8/13/24 .. 1 40,256,000 252,288
858,919
Total Options Purchased (Cost $ 1,821,763 ) .....................................
874,122
Short Term Investments 13.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.7%
Egypt 3.4%
h
Egypt Treasury Bills ,
3/04/25 ...................... 254,400,000 EGP 4,283,371
3/18/25 ...................... 347,675,000 EGP 5,795,874
10,079,245
Germany 2.3%
f ,h
Germany Treasury Bills , Reg S, 9/18/24
6,189,000 EUR 6,565,493
Total Foreign Government and Agency Securities (Cost $ 16,401,521 ) ..............
16,644,738
Shares
Money Market Funds 8.1%
United States 8.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 23,855,384 23,855,384
Total Money Market Funds (Cost $ 23,855,384 ) ..................................
23,855,384
a a a a a
Total Short Term Investments (Cost $ 40,256,905 ) ................................
40,500,122
a a a
Total Investments (Cost $ 350,281,384 ) 98.8% ...................................
$290,143,926
Options Written (0.2) % .......................................................
(466,036)
Other Assets, less Liabilities 1.4% .............................................
3,949,703
Net Assets 100.0% ...........................................................
$293,627,593
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 154.00 JPY , Expires 6/25/24 .. 1 15,096,000 $ (75,536)
(75,536)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 135.90 JPY , Expires
9/12/24 ...................... 1 55,353,000 (196,230)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 137.30 JPY , Expires 8/13/24 .. 1 40,256,000 (129,502)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 141.20 JPY , Expires 6/12/24 .. 1 30,192,000 (64,768)
(390,500)
Total Options Written (Premiums received $ 961,316 ) ............................
$ (466,036)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $74,286,674, representing 25.3% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
At March 31, 2024, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 33 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 434,807,100 5,198,337 4/05/24 $ 15,988 $ —
Japanese Yen ...... MSCO Buy 2,579,000,000 17,846,516 4/05/24 — (803,174)
Japanese Yen ...... MSCO Sell 2,579,000,000 17,681,858 4/05/24 638,516 —
Japanese Yen ...... BNDP Buy 706,082,800 4,946,078 4/15/24 — (272,742)
Japanese Yen ...... BOFA Buy 828,382,560 5,802,502 4/15/24 — (319,703)
Japanese Yen ...... BOFA Sell 828,382,560 5,666,207 4/15/24 183,409 —
Japanese Yen ...... DBAB Buy 2,664,554,060 18,654,757 4/15/24 — (1,018,926)
Japanese Yen ...... DBAB Sell 1,289,600,000 8,821,071 4/15/24 285,621 —
Japanese Yen ...... MSCO Buy 4,468,282,560 30,561,867 4/15/24 — (987,735)
Japanese Yen ...... MSCO Sell 3,282,352,729 22,270,769 4/15/24 546,292 (365)
Norwegian Krone ... MSCO Buy 10,876,000 976,854 4/29/24 25,454 —
Norwegian Krone ... MSCO Sell 1,620,000 151,038 4/29/24 1,742 —
Indian Rupee ...... HSBK Buy 102,214,374 1,226,518 5/08/24 — (1,969)
Australian Dollar .... DBAB Buy 5,563,000 3,658,969 5/22/24 — (28,323)
Australian Dollar .... JPHQ Buy 30,576,000 20,204,729 5/22/24 — (249,560)
Australian Dollar .... MSCO Buy 5,930,000 3,936,690 6/11/24 — (64,390)
Indian Rupee ...... CITI Buy 850,327,980 10,237,515 6/18/24 — (64,421)
Japanese Yen ...... MSCO Buy 2,924,000,000 20,705,869 6/20/24 — (1,152,309)
South Korean Won .. DBAB Buy 41,672,800,000 31,814,455 6/20/24 — (809,517)
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 994,911 —
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (1,096,822)
Thai Baht ......... CITI Buy 478,930,000 13,534,831 9/18/24 — (252,130)
Australian Dollar .... MSCO Buy 1,930,000 1,277,866 9/25/24 — (14,255)
Total Forward Exchange Contracts ................................................... $2,691,933 $(7,136,341)
Net unrealized appreciation (depreciation) ............................................ $(4,444,408)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 $ (304,267) $ — $ (304,267)
Total Interest Rate Swap Contracts .................................... $(304,267) $ — $(304,267)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton International Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 94.9%
Australia 11.9%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 1,785,000 AUD $ 949,645
a
Senior Bond , Reg S, 1.75% , 3/20/34 231,000 AUD 116,157
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 410,000 AUD 216,299
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 841,000 AUD 420,134
Treasury Corp. of Victoria ,
a
Senior Bond , Reg S, 2.25% , 9/15/33 1,294,000 AUD 689,786
Senior Bond , 2.25% , 11/20/34 ..... 527,000 AUD 271,553
2,663,574
Brazil 9.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 7,200,000 BRL 1,433,064
10% , 1/01/31 .................. 940,000 BRL 180,656
F , 10% , 1/01/29 ................ 2,040,000 BRL 399,204
2,012,924
Colombia 7.9%
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 2,744,600,000 COP 687,034
B , 6% , 4/28/28 ................. 81,000,000 COP 18,680
B , 7.75% , 9/18/30 .............. 399,000,000 COP 94,399
B , 7% , 3/26/31 ................. 142,000,000 COP 31,715
B , 7% , 6/30/32 ................. 670,000,000 COP 145,263
B , 13.25% , 2/09/33 ............. 357,000,000 COP 108,911
B , 7.25% , 10/18/34 ............. 608,000,000 COP 128,429
B , 6.25% , 7/09/36 .............. 290,000,000 COP 53,836
B , 9.25% , 5/28/42 .............. 2,152,000,000 COP 492,988
1,761,255
Germany 3.2%
a
Bundesobligation , Reg S, 10/18/24 ... 213,000 EUR 225,400
a
Bundesschatzanweisungen , Reg S,
0.4% , 9/13/24 ................. 463,000 EUR 492,346
717,746
Ghana 1.7%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 645,993 GHS 32,035
PIK, 8.5% , 2/15/28 .............. 1,025,399 GHS 45,350
PIK, 8.65% , 2/13/29 ............. 1,023,319 GHS 41,062
PIK, 5% , 2/12/30 ............... 1,024,827 GHS 38,003
PIK, 8.95% , 2/11/31 ............. 917,906 GHS 31,824
PIK, 9.1% , 2/10/32 .............. 919,257 GHS 30,324
PIK, 9.25% , 2/08/33 ............. 920,608 GHS 29,191
PIK, 9.4% , 2/07/34 .............. 871,274 GHS 26,835
PIK, 9.55% , 2/06/35 ............. 872,554 GHS 26,331
PIK, 9.7% , 2/05/36 .............. 873,833 GHS 26,023
PIK, 9.85% , 2/03/37 ............. 875,115 GHS 25,866
PIK, 10% , 2/02/38 .............. 876,397 GHS 25,830
378,674

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India 5.7%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 18,000,000 INR $ 218,153
Senior Bond , 7.18% , 8/14/33 ...... 29,000,000 INR 350,827
Senior Note , 7.1% , 4/18/29 ....... 58,600,000 INR 704,557
1,273,537
Indonesia 5.0%
Indonesia Government Bond , FR96 , 7% ,
2/15/33 ...................... 17,217,000,000 IDR 1,109,869
Israel 1.0%
a
Israel Government Bond , Senior Bond ,
Reg S, 1.5% , 1/16/29 ............ 237,000 EUR 228,601
Malaysia 10.1%
Malaysia Government Bond ,
4.181% , 7/15/24 ................ 430,000 MYR 91,102
4.059% , 9/30/24 ................ 770,000 MYR 163,304
3.882% , 3/14/25 ................ 1,180,000 MYR 250,635
3.955% , 9/15/25 ................ 150,000 MYR 31,971
3.9% , 11/30/26 ................. 1,480,000 MYR 316,798
3.892% , 3/15/27 ................ 130,000 MYR 27,813
3.502% , 5/31/27 ................ 200,000 MYR 42,264
3.899% , 11/16/27 ............... 4,520,000 MYR 967,509
3.733% , 6/15/28 ................ 340,000 MYR 72,258
4.498% , 4/15/30 ................ 510,000 MYR 112,126
3.582% , 7/15/32 ................ 870,000 MYR 180,465
2,256,245
Mexico 8.7%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 1,000,000 MXN 63,358
M , Senior Bond , 7.75% , 11/23/34 ... 3,060,000 MXN 164,724
Mexican Bonos Desarr Fixed Rate ,
M , 7.75% , 5/29/31 .............. 10,040,000 MXN 555,522
M , 7.5% , 5/26/33 ............... 15,970,000 MXN 855,968
M , Senior Bond , 8.5% , 11/18/38 .... 1,830,000 MXN 102,371
M , Senior Bond , 7.75% , 11/13/42 ... 3,940,000 MXN 201,380
1,943,323
Panama 5.1%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 580,000 549,161
Senior Bond , 6.875% , 1/31/36 ..... 390,000 381,193
Senior Bond , 8% , 3/01/38 ........ 200,000 210,022
1,140,376
Romania 2.7%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 170,000 182,132
Senior Bond , 144A, 6.375% , 1/30/34 340,000 345,387
Senior Bond , 144A, 6% , 5/25/34 .... 80,000 79,607
607,126

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore 4.9%
Singapore Government Bond ,
2.625% , 8/01/32 ................ 258,000 SGD $ 184,679
3.375% , 9/01/33 ................ 1,200,000 SGD 909,267
1,093,946
South Korea 4.9%
Korea Treasury Bonds , 1.875% , 6/10/26 1,522,520,000 KRW 1,093,820
Supranational 6.8%
c,d
Inter-American Development Bank ,
Senior Note , 7.35% , 10/06/30 ...... 5,000,000 INR 61,153
c ,d
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 4,700,000 MXN 260,271
Senior Note , 7.05% , 7/22/29 ...... 15,000,000 INR 181,963
Senior Note , 6.5% , 4/17/30 ....... 58,000,000 INR 680,918
c ,d
International Finance Corp. ,
a
Senior Bond , Reg S, 8.375% , 5/31/29 3,600,000 MXN 201,682
Senior Bond , 7.75% , 1/18/30 ...... 2,100,000 MXN 119,124
1,505,111
Thailand 4.3%
Thailand Government Bond ,
0.75% , 9/17/24 ................ 19,770,000 THB 538,249
1% , 6/17/27 ................... 14,770,000 THB 390,110
Senior Note , 1.78% , 11/28/24 ...... 220,000 THB 6,012
Senior Note , 2.04% , 5/29/25 ...... 1,230,000 THB 33,670
968,041
Uruguay 2.0%
e
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 15,321,286 UYU 440,379
Total Foreign Government and Agency Securities (Cost $ 21,906,244 ) ..............
21,194,547
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 160.00 JPY , Expires 6/25/24 .. 1 1,560,000 1,571
1,571
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 132.90 JPY , Expires 8/13/24 .. 1 1,373,000 2,221
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 136.40 JPY , Expires 6/12/24 .. 1 1,560,000 1,253

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 140.30 JPY , Expires
9/12/24 ...................... 1 8,322,000 $ 59,228
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 141.35 JPY , Expires 8/13/24 .. 1 4,161,000 26,078
88,780
Total Options Purchased (Cost $ 188,300 ) ......................................
90,351
Short Term Investments 7.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.2%
Germany 0.2%
a ,f
Germany Treasury Bills , Reg S, 5/15/24
39,890 EUR 42,845
Total Foreign Government and Agency Securities (Cost $ 43,440 ) .................
42,845
Shares
Money Market Funds 7.6%
United States 7.6%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.997% ......... 1,695,987 1,695,987
Total Money Market Funds (Cost $ 1,695,987 ) ...................................
1,695,987
a a a a a
Total Short Term Investments (Cost $ 1,739,427 ) .................................
1,738,832
a a a
Total Investments (Cost $ 23,833,971 ) 103.1% ...................................
$23,023,730
Options Written (0.2) % .......................................................
(48,168)
Other Assets, less Liabilities (2.9) % ...........................................
(647,642)
Net Assets 100.0% ...........................................................
$22,327,920
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 154.00 JPY , Expires 6/25/24 .. 1 1,560,000 (7,806)
(7,806)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , September
Strike Price 135.90 JPY , Expires
9/12/24 ...................... 1 5,721,000 $ (20,281)
Foreign Exchange USD/JPY ,
Counterparty MSCO , August Strike
Price 137.30 JPY , Expires 8/13/24 .. 1 4,161,000 (13,386)
Foreign Exchange USD/JPY ,
Counterparty MSCO , June Strike
Price 141.20 JPY , Expires 6/12/24 .. 1 3,121,000 (6,695)
(40,362)
Total Options Written (Premiums received $ 99,361 ) .............................
$ (48,168)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $3,024,077, representing 13.5% of net assets.
b
Income may be received in additional securities and/or cash.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Principal amount of security is adjusted for inflation.
f
The security was issued on a discount basis with no stated coupon rate.
g
See Note 4 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2024 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 33 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... CITI Buy 52,990,400 635,529 4/05/24 $ — $ (54)
Indian Rupee ...... GSCO Sell 60,576,000 726,767 4/05/24 323 —
Indian Rupee ...... JPHQ Buy 7,477,500 89,736 4/05/24 — (63)
Chilean Peso ...... HSBK Buy 126,000,000 130,065 4/12/24 — (1,507)
Japanese Yen ...... BNDP Buy 47,525,120 332,911 4/15/24 — (18,358)
Japanese Yen ...... BOFA Buy 49,313,600 345,423 4/15/24 — (19,032)
Japanese Yen ...... DBAB Buy 219,993,550 1,540,192 4/15/24 — (84,125)
Japanese Yen ...... DBAB Sell 143,100,000 978,827 4/15/24 31,694 —
Japanese Yen ...... GSCO Buy 369,900,000 2,587,803 4/15/24 — (139,553)
Japanese Yen ...... MSCO Buy 465,168,199 3,181,627 4/15/24 — (102,828)
Japanese Yen ...... MSCO Sell 341,707,600 2,318,487 4/15/24 56,871 (38)
Chilean Peso ...... HSBK Buy 102,300,000 105,560 4/25/24 — (1,229)
Chilean Peso ...... JPHQ Buy 115,700,000 119,336 4/25/24 — (1,339)
Chilean Peso ...... JPHQ Buy 152,000,000 154,939 4/26/24 73 —
Australian Dollar .... CITI Buy 245,000 159,799 5/07/24 29 —
Australian Dollar .... DBAB Buy 245,000 159,647 5/07/24 181 —
Australian Dollar .... DBAB Buy 521,000 342,679 5/22/24 — (2,653)
Australian Dollar .... JPHQ Buy 489,000 321,390 5/22/24 — (2,249)
Norwegian Krone ... CITI Buy 12,373,000 1,138,568 6/11/24 2,869 —
Norwegian Krone ... DBAB Buy 1,192,000 109,978 6/11/24 — (13)
Indian Rupee ...... CITI Buy 52,990,400 637,977 6/18/24 — (4,014)
Indian Rupee ...... CITI Sell 52,990,400 634,160 6/18/24 197 —
Indian Rupee ...... JPHQ Buy 28,026,500 337,469 6/18/24 — (2,168)
Indian Rupee ...... JPHQ Sell 28,026,500 335,547 6/18/24 246 —
New Zealand Dollar . CITI Buy 1,390,000 847,591 9/18/24 — (17,220)
Singapore Dollar .... CITI Buy 40,000 30,158 9/18/24 — (303)
South Korean Won .. CITI Buy 188,000,000 142,029 9/19/24 — (1,461)
South Korean Won .. HSBK Buy 2,112,900,000 1,622,051 9/19/24 — (42,229)
Total Forward Exchange Contracts ................................................... $92,483 $(440,436)
Net unrealized appreciation (depreciation) ............................................ $(347,953)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), March 31, 2024
Templeton Sustainable Emerging Markets Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.6%
Costa Rica 2.6%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Financial Services 450,660 455,586
South Africa 0.0%
a,d,e,f
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a,d,e,f
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $751,695) ........................................
455,586
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 89.7%
Brazil 10.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 630,000 BRL 125,393
10%, 1/01/31 .................. 3,136,000 BRL 602,700
10%, 1/01/33 .................. 4,092,000 BRL 778,333
F, 10%, 1/01/29 ................ 1,362,000 BRL 266,527
1,772,953
Colombia 10.0%
Colombia Government Bond ,
Senior Bond, 9.85%, 6/28/27 ...... 13,000,000 COP 3,298
Senior Bond, 8.75%, 11/14/53 ..... 200,000 217,747
Colombia Titulos de Tesoreria ,
B, 7.75%, 9/18/30 .............. 123,500,000 COP 29,219
B, 7%, 3/26/31 ................. 5,464,400,000 COP 1,220,434
B, 7%, 6/30/32 ................. 107,000,000 COP 23,199
B, 13.25%, 2/09/33 ............. 260,000,000 COP 79,319
B, 7.25%, 10/18/34 ............. 257,000,000 COP 54,286
B, 6.25%, 7/09/36 .............. 64,000,000 COP 11,881
B, 9.25%, 5/28/42 .............. 580,000,000 COP 132,869
1,772,252
Czech Republic 1.7%
Czech Republic Government Bond,
Senior Bond, 1.75%, 6/23/32 ...... 8,300,000 CZK 301,178

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 3.6%
f
Ecuador Government Bond, Senior
Bond, 144A, 3.5%, 7/31/35 ........ 1,199,500 $ 634,470
Egypt 2.1%
f
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 376,095
Ghana 1.2%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 807,431 GHS 40,041
PIK, 8.5%, 2/15/28 .............. 808,623 GHS 35,762
PIK, 8.65%, 2/13/29 ............. 759,453 GHS 30,474
PIK, 5%, 2/12/30 ............... 760,573 GHS 28,204
PIK, 8.95%, 2/11/31 ............. 755,630 GHS 26,198
PIK, 9.1%, 2/10/32 .............. 756,742 GHS 24,963
PIK, 9.25%, 2/08/33 ............. 757,855 GHS 24,031
PIK, 9.4%, 2/07/34 .............. 48,712 GHS 1,500
PIK, 9.55%, 2/06/35 ............. 48,784 GHS 1,472
PIK, 9.7%, 2/05/36 .............. 48,854 GHS 1,455
PIK, 9.85%, 2/03/37 ............. 48,926 GHS 1,446
PIK, 10%, 2/02/38 .............. 48,998 GHS 1,444
216,990
Hungary 3.5%
Hungary Government Bond, 4.5%,
5/27/32 ...................... 263,700,000 HUF 624,132
India 10.5%
India Government Bond, Senior Bond,
7.29%, 1/27/33 ................ 152,870,000 INR 1,860,143
Indonesia 5.8%
Indonesia Government Bond ,
FR, 7.375%, 10/15/30 ........... 3,930,000,000 IDR 257,838
FR87, 6.5%, 2/15/31 ............ 792,000,000 IDR 49,574
FR91, 6.375%, 4/15/32 .......... 7,387,000,000 IDR 457,640
FR95, 6.375%, 8/15/28 .......... 4,200,000,000 IDR 263,547
1,028,599
Ivory Coast 2.0%
f
Ivory Coast Government Bond, Senior
Note, 144A, 7.625%, 1/30/33 ...... 360,000 357,853
Malaysia 4.7%
Malaysia Government Bond ,
4.059%, 9/30/24 ................ 1,330,000 MYR 282,070
3.899%, 11/16/27 ............... 1,940,000 MYR 415,259
4.498%, 4/15/30 ................ 630,000 MYR 138,509
835,838
Mexico 4.6%
Mexican Bonos Desarr Fixed Rate , M,
7.5%, 5/26/33 ................. 15,170,000 MXN 813,089
Panama 4.2%
Panama Government Bond ,
Senior Bond, 6.875%, 1/31/36 ..... 330,000 322,548

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond, 8%, 3/01/38 ........ 400,000 $ 420,044
742,592
Poland 2.0%
Poland Government Bond, 2.75%,
10/25/29 ..................... 1,580,000 PLN 348,876
Romania 4.8%
f
Romania Government Bond ,
144A, 2.75%, 4/14/41 ............ 100,000 EUR 73,979
144A, 2.875%, 4/13/42 ........... 560,000 EUR 414,984
Senior Bond, 144A, 5.625%, 2/22/36 330,000 EUR 355,513
844,476
Serbia 4.7%
f
Serbia Government Bond, Senior Bond,
144A, 6.5%, 9/26/33 ............ 340,000 347,607
Serbia Treasury Bonds, 4.5%, 8/20/32 . 57,400,000 RSD 484,185
831,792
Seychelles 1.8%
f
Seychelles International Bond, Senior
Bond, Reg S, 8%, 1/01/26 ........ 316,000 314,783
Singapore 1.5%
f
Singapore Government Bond, Senior
Bond, Reg S, 3%, 8/01/72 ........ 349,000 SGD 258,404
South Korea 1.6%
Korea Treasury Bonds ,
3.25%, 3/10/28 ................ 206,000,000 KRW 152,308
3.5%, 9/10/28 ................. 160,000,000 KRW 119,451
271,759
Supranational 5.2%
g
European Bank for Reconstruction &
Development, Senior Note, 10%,
3/28/26 ...................... 147,000,000 KZT 318,778
g
International Bank for Reconstruction &
Development, Senior Bond, 7.07%,
6/26/29 ...................... 10,800,000 MXN 598,069
916,847
Uruguay 4.2%
h
Uruguay Government Bond, Index
Linked, Senior Bond, 3.875%, 7/02/40 25,480,161 UYU 732,375
Total Foreign Government and Agency Securities (Cost $15,916,494) ..............
15,855,496

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $16,683,187) ................................
16,311,082
Short Term Investments 5.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.9%
United States 5.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.997% ......... 1,036,736 1,036,736
Total Money Market Funds (Cost $1,036,736) ...................................
1,036,736
a a a a a
Total Short Term Investments (Cost $1,036,736 ) .................................
1,036,736
a a a
Total Investments (Cost $17,719,923) 98.2% ....................................
$17,347,818
Other Assets, less Liabilities 1.8% .............................................
316,652
Net Assets 100.0% ...........................................................
$17,664,470
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $3,133,688, representing 17.7% of net assets.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security is adjusted for inflation.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 33 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 5,080,900 60,745 4/05/24 $ 187 $ —
Indian Rupee ...... HSBK Sell 5,080,900 61,289 4/05/24 358 —
Chilean Peso ...... HSBK Buy 84,800,000 87,536 4/12/24 — (1,014)
Indian Rupee ...... JPHQ Buy 971,100 11,589 4/15/24 53 —
Indian Rupee ...... JPHQ Sell 971,100 11,712 4/15/24 69 —
Chilean Peso ...... HSBK Buy 68,900,000 71,095 4/25/24 — (828)
Chilean Peso ...... JPHQ Buy 235,400,000 242,798 4/25/24 — (2,725)
Chilean Peso ...... JPHQ Buy 102,400,000 104,380 4/26/24 49 —
Uruguayan Peso .... CITI Buy 2,800,000 71,084 4/30/24 382 —
Columbian Peso .... GSCO Buy 370,000,000 92,680 6/04/24 1,990 —
Columbian Peso .... MSCO Buy 2,121,000,000 530,940 6/04/24 11,749 —
Malaysian Ringgit ... GSCO Buy 1,220,000 257,384 8/14/24 — (5)
Thai Baht ......... HSBK Buy 44,310,000 1,252,261 9/18/24 — (23,362)
South Korean Won .. CITI Buy 548,000,000 420,632 9/19/24 — (10,891)
Total Forward Exchange Contracts ................................................... $14,837 $(38,825)
Net unrealized appreciation (depreciation) ............................................ $(23,988)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2024, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
450,660
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 450,660 455,586
Total Restricted Securities (Value is 2.6% of Net Assets) .............. $465,658 $455,586
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of March 31, 2024.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $361,448,074 $419,690,947 $(418,512,029) $— $— $362,626,992 362,626,992 $3,165,710
Total Affiliated Securities ... $361,448,074 $419,690,947 $(418,512,029) $— $— $362,626,992 $3,165,710
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $16,359,736 $50,764,071 $(43,268,423) $— $— $23,855,384 23,855,384 $192,346
Total Affiliated Securities ... $16,359,736 $50,764,071 $(43,268,423) $— $— $23,855,384 $192,346
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $4,817,812 $3,537,858 $(6,659,683) $— $— $1,695,987 1,695,987 $40,310
Total Affiliated Securities ... $4,817,812 $3,537,858 $(6,659,683) $— $— $1,695,987 $40,310
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.997% $598,325 $3,134,045 $(2,695,634) $— $— $1,036,736 1,036,736 $17,154
Total Affiliated Securities ... $598,325 $3,134,045 $(2,695,634) $— $— $1,036,736 $17,154
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... $ — $ 3,208,632,778 $ — $ 3,208,632,778
U.S. Government and Agency Securities ....... — 457,833,454 — 457,833,454
Options purchased ....................... — 15,265,829 — 15,265,829
Short Term Investments ................... 362,626,992 7,851,222 — 370,478,214
Total Investments in Securities ........... $362,626,992 $3,689,583,283 $— $4,052,210,275
Other Financial Instruments:
Forward exchange contracts ............... $— $29,787,028 $— $29,787,028
Total Other Financial Instruments ......... $— $29,787,028 $— $29,787,028
Liabilities:
Other Financial Instruments:
Options written .......................... $— $8,138,946 $— $8,138,946
Forward exchange contracts ................ — 90,817,438 — 90,817,438
Swap contracts .......................... — 17,924,484 — 17,924,484
Total Other Financial Instruments ......... $— $116,880,868 $— $116,880,868
Templeton Global Total Return Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 225,531,681 — 225,531,681
U.S. Government and Agency Securities ....... — 23,238,001 — 23,238,001
Escrows and Litigation Trusts ............... — — —
b
—
Options purchased ....................... — 874,122 — 874,122
Short Term Investments ................... 23,855,384 16,644,738 — 40,500,122
Total Investments in Securities ........... $23,855,384 $266,288,542 $— $290,143,926
Other Financial Instruments:
Forward exchange contracts ............... $— $2,691,933 $— $2,691,933
Total Other Financial Instruments ......... $— $2,691,933 $— $2,691,933
Liabilities:
Other Financial Instruments:
Options written .......................... $— $466,036 $— $466,036
Forward exchange contracts ................ — 7,136,341 — 7,136,341
Swap contracts .......................... — 304,267 — 304,267
Total Other Financial Instruments ......... $— $7,906,644 $— $7,906,644
Templeton International Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 21,194,547 — 21,194,547
Options purchased ....................... — 90,351 — 90,351
Short Term Investments ................... 1,695,987 42,845 — 1,738,832
Total Investments in Securities ........... $1,695,987 $21,327,743 $— $23,023,730
Other Financial Instruments:
Forward exchange contracts ............... $— $92,483 $— $92,483
Total Other Financial Instruments ......... $— $92,483 $— $92,483
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2024, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund (continued)
Liabilities:
Other Financial Instruments:
Options written .......................... $— $48,168 $— $48,168
Forward exchange contracts ................ — 440,436 — 440,436
Total Other Financial Instruments ......... $— $488,604 $— $488,604
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ — — —
b
—
Corporate Bonds ........................ — — 455,586
b
455,586
Foreign Government and Agency Securities .... — 15,855,496 — 15,855,496
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 1,036,736 — — 1,036,736
Total Investments in Securities ........... $1,036,736 $15,855,496 $455,586 $17,347,818
Other Financial Instruments:
Forward exchange contracts ............... $— $14,837 $— $14,837
Total Other Financial Instruments ......... $— $14,837 $— $14,837
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $38,825 $— $38,825
Total Other Financial Instruments ......... $— $38,825 $— $38,825
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
a
$ — $ — $ — $ — $ — $ — $ — $ —
a
$ —
Corporate Bonds :
Costa Rica ... 450,124 — — — — — — 5,462 455,586 5,462
South Africa .. —
a
— — — — — — — —
a
—
Escrows and
Litigation Trusts .. —
a
— — — — — — — —
a
—
Total Investments in
Securities ......... $450,124 $— $— $— $— $— $— $5,462 $455,586 $5,462
a
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2024, are as follows:
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$455,586 Discounted cash flow Discount rate
(
b
)
7.8% Decrease
All Other
.......................
—
c
Total
..........................
$455,586
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS spread, and an incremental issuer credit spread combined to arrive at an 8% yield on issue date for an 8% coupon bond issued at par. The incremental issuer spread is further adjusted to reflect the current market spread for similar credits above the Costa Rican credit spread.
c
Includes financial instruments determined to have no value.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
CZK
Czech Koruna
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
PLN
Polish Zloty
RSD
Serbian Dinar
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
UYU
Uruguayan Peso
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 5.34%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.